RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivable	$ 643,268	$ 461,134
Payable	643,268	461,134
Boni Logistica [Member]
Receivable	0	18,397
Payable	0	0
BR Brands [Member]
Receivable	643,268	442,737
Payable	0	18,397
BRB Foods [Member]
Receivable	0	0
Payable	$ 643,268	$ 442,737